Segment, Geographic and Other Revenue Information (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Patent litigation settlement income	$ 1,342,000,000	[1]	$ 0	[1]	$ 0	[1]
(Gain) loss associated with the transfer of certain product rights to an equity-method investment	459,000,000	[2]	0	[2]	0	[2]
Revenues	51,584,000,000		54,657,000,000		61,035,000,000	[3],[4]
Certain asset impairments and related charges(g)	1,101,000,000	[5]	890,000,000	[5]	885,000,000	[5]
Other legal matters, net(d)	35,000,000	[6]	2,220,000,000	[6]	784,000,000	[6]
Certain significant items [Member]
Segment Reporting Information [Line Items]
Revenues	132,000,000	[7]	0	[7]	0	[4],[7]
Certain significant items [Member] | Earnings [Member]
Segment Reporting Information [Line Items]
Patent litigation settlement income	1,342,000,000
Revenues	16,000,000
Restructuring charges and implementation costs associated with cost-reduction initiatives, excluding acquisition-related costs	1,328,000,000		1,829,000,000		2,501,000,000
Certain asset impairments and related charges(g)	1,059,000,000		875,000,000		827,000,000
Other charges	(83,000,000)		(19,000,000)		(69,000,000)
Other legal matters, net(d)	21,000,000		2,191,000,000		822,000,000
Costs associated with the separation of Zoetis	$ 18,000,000		$ 125,000,000		$ 35,000,000

[1]	In 2013, reflects income from a litigation settlement with Teva Pharmaceutical Industries Ltd. (Teva) and Sun Pharmaceutical Industries Ltd. (Sun) for patent-infringement damages resulting from their "at-risk" launches of generic Protonix in the U.S. As of December 31, 2013, the remaining receivables from Teva are included in Other current assets ($512 million). For additional information, see Note 17A5. Commitments and Contingencies: Legal Proceedings––Certain Matters Resolved During 2013.
[2]	In 2013, represents the gain associated with the transfer of certain product rights to Hisun Pfizer, our equity-method investment in China. For additional information, see Note 2D. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Equity-Method Investments.
[3]	For 2011, includes King commencing on the acquisition date of January 31, 2011.
[4]	For 2011, includes King commencing on the acquisition date of January 31, 2011.
[5]	In 2013, includes intangible asset impairment charges of $803 million, reflecting (i) $394 million of developed technology rights (for use in the development of bone and cartilage) acquired in connection with our acquisition of Wyeth, (ii) $227 million related to IPR&D compounds; (iii) $109 million of indefinite-lived brands, primarily related to our biopharmaceutical indefinite-lived brand; Xanax/Xanax XR; and (iv) $73 million of other finite-lived intangible assets, related to platform technology, that no longer have an alternative future use. The intangible asset impairment charges for 2013 reflect, among other things, updated commercial forecasts and, with regard to IPR&D, also reflect the impact of new scientific findings and delayed launch dates. The intangible asset impairment charges for 2013 are associated with the following: Specialty Care ($394 million); Established Products ($201 million); Worldwide Research and Development ($140 million); Primary Care ($54 million); and Consumer Healthcare ($14 million). In addition, 2013 includes a loss of $223 million related to an option to acquire the remaining interest in Teuto, a 40%-owned generics company in Brazil (an equity-method investment), an impairment charge of approximately $43 million for certain private company investments and an impairment charge of $32 million related to the aforementioned equity-method investment in Brazil, Teuto.In 2012, includes intangible asset impairment charges of $835 million, reflecting (i) $393 million of IPR&D assets, primarily related to compounds that targeted autoimmune and inflammatory diseases (full write-off) and, to a lesser extent, compounds related to pain treatment; (ii) $175 million related to our Consumer Healthcare indefinite-lived brand assets, primarily Robitussin, a cough suppressant; (iii) $242 million related to developed technology rights, a charge composed of impairments of various products, none of which individually exceeded $45 million; and (iv) $25 million of finite-lived brands. The intangible asset impairment charges for 2012 reflect, among other things, the impact of new scientific findings, updated commercial forecasts, changes in pricing, an increased competitive environment and litigation uncertainties regarding intellectual property. The impairment charges in 2012 are associated with the following: Worldwide Research and Development ($303 million); Consumer Healthcare ($200 million); Primary Care ($137 million); Established Products ($83 million); Specialty Care ($56 million) and Emerging Markets ($56 million). In addition, in 2012, also includes charges of approximately $55 million for certain investments. These investment impairment charges reflect the difficult global economic environment.In 2011, includes intangible asset impairment charges of $834 million, the majority of which relates to intangible assets that were acquired as part of our acquisition of Wyeth. These impairment charges reflect (i) $458 million of IPR&D assets, primarily related to two compounds for the treatment of certain autoimmune and inflammatory diseases; (ii) $193 million related to our biopharmaceutical indefinite-lived brand, Xanax/Xanax XR; and (iii) $183 million related to developed technology rights comprising the impairment of five assets. The intangible asset impairment charges for 2011 reflect, among other things, the impact of new scientific findings and an increased competitive environment. The impairment charges in 2011 are associated with the following: Worldwide Research and Development ($394 million); Established Products ($193 million); Specialty Care ($135 million); Primary Care ($56 million) and Oncology ($56 million). In addition, in 2011, also includes charges of approximately $51 million for certain investments. These investment impairment charges reflect the difficult global economic environment.
[6]	In 2012, primarily includes a $491 million charge relating to the resolution of an investigation by the U.S. Department of Justice into Wyeth's historical promotional practices in connection with Rapamune, a $450 million settlement of a lawsuit by Brigham Young University related to Celebrex, and charges related to hormone-replacement therapy litigation and Chantix litigation. In 2011, primarily includes charges related to hormone-replacement therapy litigation. For additional information, see Note 17. Commitments and Contingencies.
[7]	Certain significant items are substantive, unusual items that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis. For Revenues in 2013, certain significant items represent revenues related to our transitional manufacturing and supply agreements with Zoetis. For additional information, see Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Divestitures.For Earnings in 2013, certain significant items includes: (i) patent litigation settlement income of $1.3 billion, (ii) the gain associated with the transfer of certain product rights to our equity-method investment in China of $459 million, (iii) income related to our transitional manufacturing and supply agreements with Zoetis of $16 million, (iv) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.3 billion, (v) certain asset impairments and related charges of $1.1 billion, (vi) other charges of $83 million, (vii) net charges for certain legal matters of $21 million and (viii) costs associated with the separation of Zoetis of $18 million. For additional information, see Note 2D. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Equity-Method Investments, Note 3. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives and Note 4. Other (Income)/Deductions––Net.For Earnings in 2012, certain significant items includes: (i) net charges for certain legal matters of 2.2 billion, (ii) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.8 billion, (iii) certain asset impairment charges of $875 million, (iv) costs associated with the separation of Zoetis of $125 million and (v) other charges of $19 million. For additional information see Note 3. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives and Note 4. Other (Income)/Deductions––Net.For Earnings in 2011, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $2.5 billion (ii) certain asset impairment charges of $827 million, (iii) charges for certain legal matters of $822 million, (iv) other charges of $69 million and (v) costs associated with the separation of Zoetis of $35 million (see Note 3. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives and Note 4. Other (Income)/Deductions––Net for additional information).